Description of Organization and Business Operations and Liquidity (Details) - USD ($)								3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2024	Apr. 11, 2024	Apr. 10, 2024	Jan. 10, 2024	Jan. 09, 2024	Jul. 09, 2023	Jan. 14, 2022	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	May 03, 2024	Jan. 26, 2024	Jul. 27, 2023	Apr. 03, 2023	Jan. 06, 2023	Dec. 31, 2022
Description of Organization and Business Operations and Liquidity
Number of units issued							11,500,000
Unit price							$ 10.10
Proceeds from issuance of units							$ 116,150,000
Number of shares of common stock to be issued									250,000
Percentage of assets held in trust required								80.00%	80.00%	80.00%
Percentage of post transaction ownership required								50.00%	50.00%	50.00%
Common stock subject to possible redemption, redemption price per share								$ 10.83	$ 10.83	$ 10.83
Minimum amount of net intangible assets								$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision									15.00%	15.00%
Percentage of commitment redemption									100.00%	100.00%
Payment of a nominal fee					$ 100	$ 100
Aggregate number of shares, stockholders elected to redeem						464,811
Redeemed share of common stock					31,143
Stock redemption, redemption price per share					$ 10.51
Stockholders redeem total					$ 327,375				$ 327,375
Amount to be deposited in trust account for extending the termination date of investment management trust agreement	$ 100		$ 100	$ 100	$ 100
Amount to be used for working capital expenses and tax obligations		$ 254,269
Excess of interest was erroneously withdrawn from the trust account								108,611	108,611	$ 108,611
Restricted cash								14,876	14,876	8,651						$ 0
Amounts to be deposited into trust account									166,417	99,961
Maximum amount of dissolution expenses								$ 100,000	$ 100,000	$ 100,000
Share price per share						$ 10.53		$ 10.10	$ 10.10	$ 10.10					$ 10.20
Working capital deficit								$ 3,289,361	$ 3,289,361	$ 3,187,882
Current tax obligations								597,824	597,824
Due from sponsor									93,593	(99,961)
Related payable									166,417	(99,961)
Amounts to be used for settlement of tax obligation									166,417	99,961
Minimum net tangible assets upon consummation of the Business Combination														$ 50,000,000
Cycurion | Promissory Note
Description of Organization and Business Operations and Liquidity
Aggregate principal amount of loan								554,269	554,269	200,000	$ 554,269	$ 300,000	$ 200,000
Sponsor
Description of Organization and Business Operations and Liquidity
Due from Sponsor								$ 166,417	166,417
Subsequent event
Description of Organization and Business Operations and Liquidity
Amount to be used for working capital expenses and tax obligations		$ 254,269
Aggregate principal amount of loan												$ 300,000
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued							10,000,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 100,000,000
Number of shares in a unit							1
Number of warrants in a unit							1
Number of shares issuable per warrant (in shares)							1
Exercise price of warrant							$ 11.50
Aggregate offering cost									1,029,116	1,029,116
Underwriters fees									500,000	500,000
Other offering cost									$ 529,116	$ 529,116
Percentage of marketing agreement fees payable									4.50%
Aggregate amount due to A.G.P									$ 5,175,000
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued							1,500,000		1,500,000	1,500,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued							361,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 3,610,000
Number of shares in a unit							1
Number of warrants in a unit							1
Exercise price of warrant							$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued							15,000
Proceeds from issuance of units							$ 150,000